UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Dryden Large Cap Core Equity Fund

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 11.9%

Auto & Truck
2,870	AutoNation, Inc.(a)	$56,539

Hotels, Restaurants & Leisure 2.2%
14,400	Applebee’s International, Inc.	255,744
9,400	Brinker International, Inc.	304,560
11,800	Darden Restaurants, Inc.	398,840
8,000	Dover Downs Gaming & Entertainment, Inc.	128,400
20,900	McDonald’s Corp.	739,651
13,950	Sonic Corp.(a)	274,536
14,500	Starbucks Corp.(a)(b)	496,770
20,900	YUM! Brands, Inc.	940,500

		3,539,001

Media 3.7%
30,050	CBS Corp. (Class B)	824,272
33,600	Comcast Corp. (Class A)(a)	1,155,167
5,400	Cumulus Media, Inc. (Class A)(a)(b)	51,300
54,600	DIRECTV Group, Inc. (The) (a)	930,930
17,100	Gannett Co., Inc.(b)	891,252
3,100	McGraw-Hill Cos., Inc. (The)	174,530
36,900	Time Warner, Inc.	608,850
23,200	Univision Communications, Inc.(a)	774,880
16,450	Viacom, Inc. (Class B)(a)	573,283

		5,984,464

Multiline Retail 2.0%
5,000	Family Dollar Stores, Inc.	113,600
7,700	J.C. Penney Co., Inc.(b)	484,792
8,800	Kohl’s Corp.(a)	498,344
3,500	Sears Holding Corp.(a)(b)	480,375
6,800	Target Corp.	312,256
31,400	Wal-Mart Stores, Inc.	1,397,300

		3,286,667

Specialty Retail 4.0%
23,600	Best Buy Co., Inc.	1,070,024
5,000	Building Material Holding Corp.(b)	107,150
2,000	Carter’s, Inc.(a)	43,620
36,300	Coach, Inc.(a)	1,042,173
7,000	Gap, Inc. (The)	121,450
56,400	Home Depot, Inc.	1,957,644

1,300	Jones Apparel Group, Inc.	38,480
7,900	Liz Claiborne, Inc.	279,265
55,200	Lowe’s Cos., Inc.	1,564,920
6,900	Sherwin-Williams Co. (The)	349,140

		6,573,866

		19,440,537

CONSUMER STAPLES 7.3%

Beverages 3.1%
14,300	Anheuser-Busch Companies, Inc.	688,545
49,600	Coca-Cola Co.	2,207,199
18,600	Coca-Cola Enterprises, Inc.	399,156
6,300	Pepsi Bottling Group, Inc. (The)	209,475
24,260	PepsiCo, Inc.	1,537,599

		5,041,974

Cosmetics & Soaps 1.8%
12,200	Chattem, Inc.(a)	413,946
15,000	Kimberly-Clark Corp.	915,750
28,638	Procter & Gamble Co.	1,609,456

		2,939,152

Food & Drug Retailing 0.3%
7,400	Safeway, Inc.	207,792
9,200	SUPERVALU, Inc.	249,412

		457,204

Food Products 0.5%
40,600	Chiquita Brands Int’l., Inc.	545,664
13,800	Kroger Co. (The)	316,434

		862,098

Tobacco 1.6%
24,300	Altria Group, Inc.	1,943,271
5,600	Reynolds American, Inc.	709,968

		2,653,239

		11,953,667

ENERGY 12.0%

Energy Equipment & Services 0.7%
29,300	BJ Services Co.	1,062,711
4,400	Helmerich & Payne, Inc.	121,792

		1,184,503

Oil & Gas Exploration / Production 5.3%
3,800	Anadarko Petroleum Corp.	173,812
9,300	Apache Corp.	655,371
31,500	Chesapeake Energy Corp.(b)	1,036,350
17,600	ConocoPhillips	1,208,064
13,100	Devon Energy Corp.	846,784
200	Marathon Oil Corp.	18,128
28,700	Nabors Industries, Ltd. (Bermuda)(a)(b)	1,013,684
4,000	Occidental Petroleum Corp.	431,000
3,700	Parker Drilling Co.(a)	26,862
35,100	Schlumberger, Ltd.	2,346,435
5,100	Transocean, Inc. (Cayman Islands)(a)	393,873
6,600	Unit Corp.(a)	387,024

		8,537,387

Petroleum & Coal 6.0%
49,090	Chevron Corp.	3,229,140
96,709	Exxon Mobil Corp.	6,551,068

		9,780,208

		19,502,098

FINANCIAL 20.1%

Banking 4.5%
63,400	Bank of America Corp.	3,267,002
12,600	BB&T Corp.	529,074
19,600	KeyCorp.	723,240
1,900	Popular, Inc.	34,181
6,000	SunTrust Banks, Inc.	473,220
49,291	U.S. Bancorp	1,577,312
9,000	Wells Fargo & Co.	651,060

		7,255,089

Financial Services 11.6%
2,800	Ameriprise Financial, Inc.	124,880
4,000	Bear Stearns Cos., Inc. (The)	567,480
3,300	Capital One Financial Corp.	255,255
10,700	CIT Group, Inc.	491,237
87,400	Citigroup, Inc.	4,222,294
1,900	Comerica, Inc.	111,245
12,196	Countrywide Credit Industries, Inc.	436,983
14,500	Goldman Sachs Group, Inc. (The)	2,214,875
58,000	JPMorgan Chase & Co.	2,645,960
24,800	Lehman Brothers Holdings, Inc.	1,610,760
16,900	Merrill Lynch & Co., Inc.	1,230,658
30,500	Morgan Stanley	2,028,250
28,000	National City Corp.	1,008,000
36,400	Wachovia Corp. (b)	1,952,132

		18,900,009

Insurance 3.6%
4,400	ACE, Ltd.	226,732
30,900	Allstate Corp.	1,755,738
23,796	American International Group, Inc.	1,443,703
2,800	Hartford Financial Services Group, Inc. (The)	237,552
4,500	MetLife, Inc.	234,000
7,300	MGIC Investment Corp.(b)	415,443
1,900	SAFECO Corp.	102,068
29,300	St. Paul Travelers Cos., Inc. (The)	1,341,940
1,100	XL Capital, Ltd. (Cayman Islands) (b)	70,070

		5,827,246

Real Estate Investment Trusts 0.2%
18,800	Affordable Residential Communities, Inc.(b)	203,604
1,900	Anthracite Capital, Inc.	23,313
1,900	Jones Lang LaSalle, Inc.	155,230

		382,147

Thrifts & Mortgage Finance 0.2%
1,400	Fannie Mae	67,074
4,300	Freddie Mac	248,798

		315,872

		32,680,363

HEALTH CARE 13.2%

Biotechnology 1.6%
30,800	Amgen, Inc.(a)	2,147,992
10,500	Biogen Idec, Inc.(a)	442,260

		2,590,252

Healthcare Equipment & Supplies 3.5%
32,100	Baxter International, Inc.	1,348,200
23,200	Becton, Dickinson & Co.	1,529,344
6,400	Biosite, Inc.(a)	249,472
46,900	Boston Scientific Corp.(a)	797,769
4,500	C.R. Bard, Inc.	319,365
21,800	Emdeon Corp.(a)	262,254
9,000	Immucor, Inc.(a)	179,190
1,400	Medtronic, Inc.	70,728
24,000	Waters Corp.(a)	976,320

		5,732,642

Healthcare Providers & Services 1.9%
6,300	Caremark Rx, Inc.	332,640
10,000	Cerner Corp.(a)(b)	404,800
6,500	Cigna Corp.	593,125
11,900	Coventry Health Care, Inc.(a)	627,130
4,900	HCA, Inc.	240,884
4,000	Health Net, Inc.(a)	167,880
11,200	Lincare Holdings, Inc.(a)	389,872
2,700	Quest Diagnostics, Inc.	162,324
1,500	Sierra Health Services, Inc.(a)	64,770
1,900	WellPoint, Inc.(a)	141,550

		3,124,975

Pharmaceuticals 6.2%
5,200	Abbott Laboratories	248,404
24,800	Eli Lilly & Co.(b)	1,407,896
45,404	Johnson & Johnson Co.	2,840,021
24,700	King Pharmaceuticals, Inc.(a)(b)	420,394
26,200	Merck & Co., Inc.	1,055,074
103,460	Pfizer, Inc.	2,688,925
27,500	Wyeth	1,332,925

		9,993,639

		21,441,508
INDUSTRIALS 12.3%

Aerospace/Defense 2.7%
2,700	Honeywell International, Inc.	104,490
6,800	L-3 Communications Holdings, Inc.	500,820
14,400	Lockheed Martin Corp.	1,147,392
24,200	Northrop Grumman Corp.	1,601,798
13,200	Raytheon Co.	594,924
6,400	United Technologies Corp.	398,016

		4,347,440

Airlines 0.1%
13,200	Southwest Airlines Co.	237,468

Building Products 0.4%
3,000	American Woodmark Corp.	101,940
4,900	Builders FirstSource, Inc.(a)	85,113
13,200	Masco Corp.	352,836
1,200	NCI Buildings Systems, Inc.(a)	56,088

		595,977

Commercial Services & Supplies 0.7%
16,700	Cendant Corp.	250,667
10,200	Herman Miller, Inc.	289,782
2,400	John H. Harland Co.	94,344
2,400	Mueller Industries, Inc.	88,176
14,900	R. R. Donnelley & Sons Co. (b)	434,931

		1,157,900

Diversified Manufacturing Operations 1.0%
2,300	Eaton Corp.	147,430
10,700	Illinois Tool Works, Inc.(b)	489,311
30,000	Ingersoll-Rand Co. (Class A) (Bermuda)	1,074,000

		1,710,741

Electrical Equipment 0.9%
16,400	Emerson Electric Co.	1,294,288
2,200	Genlyte Group, Inc.(a)	153,010
600	Thomas & Betts Corp.(a)	28,398

		1,475,696

Industrial Conglomerates 2.8%
115,200	General Electric Co.	3,765,888
28,300	Tyco International, Ltd.	738,347

		4,504,235

Machinery 1.6%
1,100	American Railcar Industries, Inc.	30,415
4,100	Caterpillar, Inc.	290,567
5,800	Cummins, Inc.(b)	678,600
2,900	Deere & Co.	210,453
4,800	H&E Equipment Services, Inc.(a)	127,104
9,900	PACCAR, Inc.	799,425
7,600	Parker-Hannifin Corp.	549,024

		2,685,588

Transportation Infrastructure 2.1%
5,600	Burlington Northern Santa Fe Corp.	385,896
1,400	Con-way, Inc.	69,272
10,100	FedEx Corp.	1,057,571
11,200	UAL Corp.(a)	292,768
22,500	United Parcel Service, Inc. (Class B)(b)	1,550,475

		3,355,982

		20,071,027

INFORMATION TECHNOLOGY 14.2%

Communications Equipment 2.0%
82,500	Cisco Systems, Inc.(a)	1,472,625
800	Harris Corp.	36,440
47,500	QUALCOMM, Inc.	1,674,850

		3,183,915

Computer Software & Services 4.6%
1,800	BMC Software, Inc.(a)	42,156
5,700	Cadence Design System, Inc.(a)	92,283
15,500	EMC Corp.(a)	157,325
27,800	Fiserv, Inc.(a)	1,213,748
12,800	Intuit, Inc.(a)	395,136
169,100	Microsoft Corp. (b)	4,063,473
700	MicroStrategy, Inc. (Class A)(a)	57,715
47,100	Oracle Corp.(a)	705,087
10,500	Synopsys, Inc.(a)	187,950
33,600	Xerox Corp.(a)	473,424

		7,388,297

Computers & Peripherals 3.5%
24,600	Dell, Inc.(a)	533,328
59,100	Hewlett-Packard Co.	1,885,881
38,200	International Business Machines Corp.	2,957,062
7,000	Lexmark International, Inc.(a)	378,350

		5,754,621

Electronic Equipment & Instruments 0.6%
30,600	Agilent Technologies, Inc.(a)	870,264
9,800	Vishay Intertechnology, Inc.(a)	137,494

		1,007,758

Semiconductors & Semiconductor Equipment 3.4%
23,000	Analog Devices, Inc.	743,590
82,500	Applied Materials, Inc.	1,298,550
11,500	Freescale Semiconductor, Inc.(a)	327,980
26,700	Intel Corp.	480,600
20,000	Maxim Integrated Products, Inc.	587,600
5,000	MEMC Electronic Materials, Inc. (a)	152,100
21,100	QLogic Corp.(a)	369,039
54,900	Texas Instruments, Inc.	1,634,922

		5,594,381

Software 0.1%
12,800	Informatica Corp.(a)	178,816

		23,107,788

MATERIALS 2.5%

Chemicals 0.5%
9,400	Dow Chemical Co. (The)	325,052
11,700	OM Group, Inc.(a)	410,904

		735,956

Construction Materials 0.7%
13,300	Eagle Materials, Inc.	478,268
3,800	Martin Marietta Materials, Inc.	305,976
9,700	Temple-Inland, Inc.	412,638

		1,196,882

Metals & Mining 1.3%
10,200	Alcoa, Inc.(b)	305,490
14,500	Phelps Dodge Corp.	1,266,430
3,700	Quanex Corp.	134,273
6,600	Wheeling-Pittsburgh Corp.(a)	146,256
4,000	United States Steel Corp.	252,280

		2,104,729

		4,037,567

TELECOMMUNICATION SERVICES 3.2%

Diversified Telecommunication Services 1.9%
2,400	Alltel Corp.	132,408
50,788	AT&T, Inc.	1,523,132
6,900	BellSouth Corp.	270,273
1,300	Commonwealth Telephone Enterprises, Inc.	43,563
415	Embarq Corp.(a)	18,780
32,000	Verizon Communications, Inc.	1,082,240
2,481	Windstream Corp.	31,087

		3,101,483

Wireless Telecommunication Services 1.3%
87,200	Motorola, Inc.	1,984,672
8,301	Sprint Nextel Corp.	164,350

		2,149,022

		5,250,505

UTILITIES 2.1%

Electric Utilities 2.0%
4,200	Allegheny Energy, Inc.(a)	172,410
25,000	American Electric Power Co., Inc.	903,000
9,300	Edison International	384,834
4,900	FirstEnergy Corp.	274,400
4,900	FPL Group, Inc.(b)	211,386
3,000	NRG Energy, Inc.(a)(b)	147,750
16,900	TXU Corp.	1,085,487

		3,179,267

Gas Utilities 0.1%
4,000	Sempra Energy	193,040

		3,372,307

	Total long-term investments (cost $135,500,036)	160,857,367

Principal Amount (000)
SHORT-TERM INVESTMENTS 10.1%

U.S. Government Security 0.1%
$ 120	United States Treasury Bills 4.79%, 09/21/06(c)(d) (cost $119,186)	119,184

Shares
Affiliated Money Market Mutual Fund 10.0%
16,336,922	Dryden Core Investment Fund-Taxable Money Market Series(e)(f) (cost $16,336,922; includes $15,002,782 of cash collateral received for securities on loan)	16,336,922

	Total short-term investments (cost $16,456,108)	16,456,106

	Total Investments 108.9% (cost $151,956,144)(g)	177,313,473
	Liabilities in excess of other assets(h) (8.9%)	(14,460,117)

	Net Assets 100.0%	$162,853,356

(a)	Non- income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $14,493,552; cash collateral of $15,002,782 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments was $153,088,745 and net unrealized appreciation on investments for federal income tax purposes was $24,224,728 (gross unrealized appreciation of $29,092,984; gross unrealized depreciation of $4,868,256). The difference between the book and tax basis is attributable to deferred losses or wash sales.
(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows:

Open futures contracts outstanding at July 31, 2006:

Number of Contracts	Type	Expiration Date	Value at July 31, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions :
6	S&P 500 Index	Sept. 2006	$1,922,700	$1,886,025	$36,675

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.